Federated Hermes Short-Intermediate Total Return Bond Fund
Portfolio of Investments
November 30, 2024 (unaudited)
Principal Amount or Shares			Value
		U.S. TREASURIES—47.4%
		U.S. Treasury Inflation-Protected Notes—3.0%
$14,028,000		U.S. Treasury Inflation-Protected Notes, 1.625%, 10/15/2029	$ 13,955,130
6,625,580		U.S. Treasury Inflation-Protected Notes, 2.125%, 4/15/2029	6,706,391
		TOTAL	20,661,521
		U.S. Treasury Notes—44.4%
11,000,000		United States Treasury Note, 1.875%, 2/28/2027	10,463,112
29,150,000		United States Treasury Note, 2.750%, 4/30/2027	28,222,158
37,500,000		United States Treasury Note, 3.125%, 8/31/2027	36,522,889
28,000,000		United States Treasury Note, 3.500%, 1/31/2028	27,484,058
30,000,000		United States Treasury Note, 3.750%, 12/31/2028	29,588,856
2,500,000		United States Treasury Note, 4.000%, 12/15/2025	2,490,725
10,000,000		United States Treasury Note, 4.000%, 6/30/2028	9,962,032
5,000,000		United States Treasury Note, 4.000%, 7/31/2029	4,979,164
32,000,000		United States Treasury Note, 4.125%, 9/30/2027	32,001,363
6,500,000		United States Treasury Note, 4.125%, 10/31/2029	6,510,631
5,000,000		United States Treasury Note, 4.250%, 10/15/2025	4,994,343
20,000,000		United States Treasury Note, 4.375%, 8/31/2028	20,170,312
91,000,000		United States Treasury Note, 5.000%, 8/31/2025	91,341,405
		TOTAL	304,731,048
		TOTAL U.S. TREASURIES (IDENTIFIED COST $327,017,531)	325,392,569
		CORPORATE BONDS—29.3%
		Basic Industry - Paper—0.2%
1,500,000		Smurfit Kappa Treasury Unlimited Co., Sr. Unsecd. Note, 144A, 5.200%, 1/15/2030	1,521,720
		Capital Goods - Aerospace & Defense—1.3%
2,000,000		Boeing Co., Sr. Unsecd. Note, 2.196%, 2/4/2026	1,933,313
1,500,000		Boeing Co., Sr. Unsecd. Note, 144A, 6.298%, 5/1/2029	1,562,892
2,750,000		HEICO Corp., Sr. Unsecd. Note, 5.250%, 8/1/2028	2,795,641
905,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	900,261
1,500,000		Teledyne Technologies, Inc., Sr. Unsecd. Note, 1.600%, 4/1/2026	1,439,588
40,000	[1]	Textron Financial Corp., Jr. Sub. Note, 144A, 6.520% (CME Term SOFR 3 Month +1.996%), 2/15/2042	36,098
		TOTAL	8,667,793
		Capital Goods - Construction Machinery—1.0%
2,000,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.450%, 7/15/2026	1,899,109
5,385,000		Weir Group PLC/The, Sr. Unsecd. Note, 144A, 2.200%, 5/13/2026	5,169,589
		TOTAL	7,068,698
		Capital Goods - Diversified Manufacturing—0.9%
2,500,000		Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.176%, 6/15/2029	2,543,760
3,335,000		Vontier Corp., Sr. Unsecd. Note, Series WI, 1.800%, 4/1/2026	3,200,874
790,000		Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	782,546
		TOTAL	6,527,180
		Communications - Cable & Satellite—0.1%
590,000		Comcast Corp., Sr. Unsecd. Note, 5.350%, 11/15/2027	604,177
		Communications - Media & Entertainment—0.8%
5,000,000		Netflix, Inc., Sr. Unsecd. Note, 4.375%, 11/15/2026	4,995,969

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Communications - Media & Entertainment—continued
$ 750,000	Walt Disney Co., Sr. Unsecd. Note, Series MTN, 1.850%, 7/30/2026	$ 718,642
	TOTAL	5,714,611
	Communications - Telecom Wireless—0.4%
1,275,000	American Tower Corp., Sr. Unsecd. Note, 5.250%, 7/15/2028	1,294,396
1,500,000	T-Mobile USA, Inc., Series WI, 1.500%, 2/15/2026	1,443,615
	TOTAL	2,738,011
	Communications - Telecom Wirelines—0.8%
690,000	NBN Co. Ltd., Sr. Unsecd. Note, 144A, 4.000%, 10/1/2027	679,609
5,100,000	Rogers Communications, Inc., Sr. Unsecd. Note, 3.200%, 3/15/2027	4,931,404
	TOTAL	5,611,013
	Consumer Cyclical - Automotive—2.0%
2,510,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.000%, 12/14/2026	2,376,505
3,000,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.950%, 3/6/2026	3,056,634
550,000	General Motors Co., Sr. Unsecd. Note, 6.125%, 10/1/2025	554,601
5,000,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 6.000%, 7/11/2025	5,035,019
2,500,000	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 4.800%, 8/1/2029	2,496,844
	TOTAL	13,519,603
	Consumer Non-Cyclical - Food/Beverage—1.1%
3,250,000	Bacardi Ltd., Sr. Unsecd. Note, 144A, 5.250%, 1/15/2029	3,282,378
4,725,000	International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 1.230%, 10/1/2025	4,582,441
	TOTAL	7,864,819
	Consumer Non-Cyclical - Health Care—1.1%
2,750,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.874%, 2/8/2029	2,771,881
1,040,000	CVS Health Corp., Sr. Unsecd. Note, 5.000%, 1/30/2029	1,043,154
2,000,000	GE HealthCare Technologies, Inc., Unsecd. Note, 5.650%, 11/15/2027	2,058,281
1,350,000	Solventum Corp., Sr. Unsecd. Note, 144A, 5.400%, 3/1/2029	1,369,504
	TOTAL	7,242,820
	Consumer Non-Cyclical - Pharmaceuticals—0.8%
3,250,000	Amgen, Inc., Sr. Unsecd. Note, 5.150%, 3/2/2028	3,299,294
2,500,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.450%, 5/19/2028	2,494,941
	TOTAL	5,794,235
	Consumer Non-Cyclical - Tobacco—0.7%
1,400,000	BAT International Finance PLC, Sr. Unsecd. Note, 1.668%, 3/25/2026	1,344,841
1,250,000	BAT International Finance PLC, Sr. Unsecd. Note, 5.931%, 2/2/2029	1,300,415
2,000,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.125%, 11/17/2027	2,032,229
	TOTAL	4,677,485
	Energy - Independent—0.4%
1,000,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 3.500%, 12/1/2029	939,449
1,490,000	Ovintiv, Inc., Sr. Unsecd. Note, 5.650%, 5/15/2028	1,520,215
	TOTAL	2,459,664
	Energy - Integrated—0.4%
2,500,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 4.699%, 4/10/2029	2,510,827
	Energy - Midstream—1.8%
2,070,000	Columbia Pipeline Holding Co. LLC, Sr. Unsecd. Note, 144A, 6.042%, 8/15/2028	2,137,797
500,000	Energy Transfer LP, Sr. Unsecd. Note, 2.900%, 5/15/2025	495,274
910,000	Energy Transfer LP, Sr. Unsecd. Note, 5.550%, 2/15/2028	932,080
1,165,000	MPLX LP, Sr. Unsecd. Note, 1.750%, 3/1/2026	1,121,828
1,985,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	1,993,834
2,000,000	Sunoco Logistics Partners LP, Sr. Unsecd. Note, 3.900%, 7/15/2026	1,973,137
1,250,000	Targa Resources, Inc., Sr. Unsecd. Note, 6.150%, 3/1/2029	1,312,948

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Energy - Midstream—continued
$ 2,490,000	Williams Cos., Inc., Sr. Unsecd. Note, 4.900%, 3/15/2029	$ 2,500,620
	TOTAL	12,467,518
	Financial Institution - Banking—5.6%
910,000	American Express Co., Sr. Unsecd. Note, 5.850%, 11/5/2027	942,120
1,000,000	Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	998,330
2,000,000	Bank of America Corp., Sr. Unsecd. Note, 5.080%, 1/20/2027	2,006,328
2,000,000	Citigroup, Inc., Sr. Unsecd. Note, 1.462%, 6/9/2027	1,902,451
2,500,000	Citigroup, Inc., Sr. Unsecd. Note, 5.174%, 2/13/2030	2,527,430
500,000	Citizens Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.250%, 4/28/2025	494,663
1,530,000	Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	1,562,746
500,000	Fifth Third Bancorp, Sr. Unsecd. Note, 2.375%, 1/28/2025	497,979
570,000	Fifth Third Bancorp, Sr. Unsecd. Note, 6.339%, 7/27/2029	596,536
2,000,000	Fifth Third Bancorp, Sr. Unsecd. Note, 6.361%, 10/27/2028	2,077,413
1,990,000	FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	1,988,572
1,575,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.727%, 4/25/2030	1,626,039
775,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series VAR, 1.093%, 12/9/2026	746,381
1,275,000	M&T Bank Corp., Sr. Unsecd. Note, 7.413%, 10/30/2029	1,375,824
3,000,000	Manufacturers & Traders Trust Co., Sr. Unsecd. Note, 4.700%, 1/27/2028	2,986,339
640,000	Morgan Stanley, Sr. Unsecd. Note, 5.050%, 1/28/2027	642,220
1,500,000	Morgan Stanley, Sr. Unsecd. Note, 5.656%, 4/18/2030	1,545,341
1,805,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.582%, 6/12/2029	1,850,316
2,330,000	Regions Financial Corp., Sr. Unsecd. Note, 2.250%, 5/18/2025	2,301,523
1,195,000	Synovus Financial Corp., Sr. Unsecd. Note, 6.168%, 11/1/2030	1,217,033
2,500,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 1.267%, 3/2/2027	2,393,424
1,500,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 6.047%, 6/8/2027	1,526,927
2,000,000	US Bancorp, Sr. Unsecd. Note, 5.775%, 6/12/2029	2,062,639
2,275,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.198%, 1/23/2030	2,307,143
	TOTAL	38,175,717
	Financial Institution - Broker/Asset Mgr/Exchange—0.2%
1,460,000	Jefferies Financial Group LLC, Sr. Unsecd. Note, 5.875%, 7/21/2028	1,505,790
	Financial Institution - Finance Companies—0.4%
1,665,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 2.450%, 10/29/2026	1,592,154
1,290,000	Ally Financial, Inc., Sr. Unsecd. Note, 6.992%, 6/13/2029	1,354,504
	TOTAL	2,946,658
	Financial Institution - Insurance - Health—0.2%
1,400,000	Centene Corp., Sr. Unsecd. Note, 2.450%, 7/15/2028	1,266,911
300,000	Elevance Health, Inc., Sr. Unsecd. Note, 5.350%, 10/15/2025	301,448
	TOTAL	1,568,359
	Financial Institution - Insurance - Life—1.6%
1,000,000	AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.200%, 3/11/2025	999,443
3,000,000	AIA Group Ltd., Sr. Unsecd. Note, 144A, 5.625%, 10/25/2027	3,079,791
2,500,000	Met Life Global Funding I, Sr. Secd. Note, 144A, 4.850%, 1/8/2029	2,522,273
4,415,000	Northwestern Mutual Global, Sr. Secd. Note, 144A, 0.800%, 1/14/2026	4,235,331
	TOTAL	10,836,838
	Financial Institution - Insurance - P&C—0.7%
3,000,000	Aon North America, Inc., Sr. Unsecd. Note, 5.150%, 3/1/2029	3,049,301
1,620,000	Marsh & McLennan Cos., Inc., Sr. Unsecd. Note, 4.650%, 3/15/2030	1,621,525
	TOTAL	4,670,826
	Technology—2.8%
1,485,000	AppLovin Corp., Sr. Unsecd. Note, 5.125%, 12/1/2029	1,495,546

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 2,500,000	Broadcom, Inc., Sr. Unsecd. Note, 4.350%, 2/15/2030	$ 2,451,277
2,520,000	CDW LLC/ CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	2,408,826
2,000,000	Cisco Systems, Inc., Sr. Unsecd. Note, 4.850%, 2/26/2029	2,032,743
2,130,000	Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	2,031,645
2,500,000	Hewlett Packard Enterprise Co., Sr. Secd. Note, 4.550%, 10/15/2029	2,476,400
1,315,000	Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2029	1,322,365
2,000,000	Qualcomm, Inc., Sr. Unsecd. Note, 3.250%, 5/20/2027	1,946,860
535,000	Skyworks Solutions, Inc., Sr. Unsecd. Note, 1.800%, 6/1/2026	511,408
2,660,000	VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	2,514,098
	TOTAL	19,191,168
	Transportation - Airlines—0.1%
770,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	770,189
	Transportation - Services—0.9%
1,850,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 4.600%, 5/1/2028	1,849,107
2,500,000	GXO Logistics, Inc., Sr. Unsecd. Note, 6.250%, 5/6/2029	2,588,624
1,800,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.550%, 5/1/2028	1,840,440
	TOTAL	6,278,171
	Utility - Electric—2.8%
1,135,000	American Electric Power Co., Inc., Jr. Sub. Note, 5.699%, 8/15/2025	1,140,603
430,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 5.750%, 11/1/2027	443,143
790,000	American Electric Power Co., Inc., Sr. Unsecd. Note, Series N, 1.000%, 11/1/2025	763,488
860,000	Duke Energy Corp., Sr. Unsecd. Note, 5.000%, 12/8/2027	868,761
1,005,000	Electricite de France S.A., Sr. Unsecd. Note, 144A, 5.700%, 5/23/2028	1,030,221
2,665,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 1.625%, 7/12/2026	2,534,612
1,670,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 7.050%, 10/14/2025	1,700,612
5,000,000	Fells Point Funding Trust, Sr. Unsecd. Note, 144A, 3.046%, 1/31/2027	4,814,956
245,000	FirstEnergy, Corp., Sr. Unsecd. Note, Series A, 1.600%, 1/15/2026	235,726
2,500,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 5.450%, 10/30/2025	2,521,314
910,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 6.051%, 3/1/2025	912,606
2,305,000	NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	2,346,574
	TOTAL	19,312,616
	Utility - Other—0.2%
1,135,000	National Grid-SP PLC, Sr. Unsecd. Note, 5.602%, 6/12/2028	1,166,296
	TOTAL CORPORATE BONDS (IDENTIFIED COST $202,414,124)	201,412,802
	ASSET-BACKED SECURITIES—6.4%
	Auto Receivables—4.9%
4,250,000	Bank of America Auto Trust 2023-2, Class A3, 144A, 5.740%, 6/15/2028	4,315,390
3,275,000	BMW Vehicle Lease Trust 2024-1, Class A3, 5.200%, 3/25/2027	3,287,717
3,700,000	BMW Vehicle Owner Trust 2024-A, Class A3, 5.180%, 2/26/2029	3,750,082
4,233,399	Enterprise Fleet Financing LLC 2023-3, Class A2, 144A, 6.400%, 3/20/2030	4,309,269
2,650,000	Enterprise Fleet Financing LLC 2024-2, Class A3, 144A, 5.610%, 4/20/2028	2,706,547
1,550,000	Honda Auto Receivables Owner Trust 2023-2, Class A3, 4.930%, 11/15/2027	1,556,443
2,275,000	Honda Auto Receivables Owner Trust 2023-4, Class A3, 5.670%, 6/21/2028	2,313,357
1,600,000	Hyundai Auto Lease Securitization Trust 2024-C, Class A3, 144A, 4.620%, 4/17/2028	1,598,841
2,500,000	Mercedes-Benz Auto Lease Trust 2024-A, Class A3, 5.320%, 1/18/2028	2,532,515
1,350,000	Mercedes-Benz Auto Lease Trust 2024-B, Class A3, 4.230%, 2/15/2028	1,341,851
1,750,000	Porsche Innovative Lease Owner Trust 2024-2A, Class A3, 144A, 4.350%, 10/20/2027	1,742,902
4,500,000	Toyota Auto Receivables Owner Trust 2024-B, Class A3, 5.330%, 1/16/2029	4,572,264
	TOTAL	34,027,178

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Equipment Lease—1.3%
$ 3,200,000		CNH Equipment Trust 2024-A, Class A3, 4.770%, 6/15/2029	$ 3,208,640
1,750,000		DLLST LLC 2024-1A, Class A3, 144A, 5.050%, 8/20/2027	1,754,180
900,400		MMAF Equipment Finance LLC 2020-A, Class A3, 144A, 0.970%, 4/9/2027	868,520
336,850		MMAF Equipment Finance LLC 2020-BA, Class A3, 144A, 0.490%, 8/14/2025	336,348
2,500,000		MMAF Equipment Finance LLC 2023-A, Class A3, 144A, 5.540%, 12/13/2029	2,546,018
		TOTAL	8,713,706
		Student Loans—0.2%
724,656		Navient Student Loan Trust 2020-GA, Class A, 144A, 1.170%, 9/16/2069	665,194
758,431		Navient Student Loan Trust 2020-HA, Class A, 144A, 1.310%, 1/15/2069	707,475
		TOTAL	1,372,669
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $43,799,261)	44,113,553
		COMMERCIAL MORTGAGE-BACKED SECURITIES—1.0%
		Commercial Mortgage—1.0%
1,223,008		Benchmark Mortgage Trust 2019-B12, Class A2, 3.000%, 8/15/2052	1,212,953
2,885,000		Benchmark Mortgage Trust 2021-B26, Class A2, 1.957%, 6/15/2054	2,749,878
41,495		GS Mortgage Securities Trust 2019-GC40, Class A2, 2.971%, 7/10/2052	39,860
2,750,000	[1]	ORL Trust 2023-GLKS, Class A, 6.959% (CME Term SOFR 1 Month +2.350%), 10/15/2028	2,750,000
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $7,010,203)	6,752,691
		MORTGAGE-BACKED SECURITIES—0.1%
		Federal National Mortgage Association—0.1%
540,263		Federal National Mortgage Association, Pool AS2976, 4.000%, 8/1/2044	517,858
284,860		Federal National Mortgage Association, Pool AW0029, 3.500%, 7/1/2044	264,281
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $861,484)	782,139
		COLLATERALIZED MORTGAGE OBLIGATION—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
10,057	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3397, Class FC, 5.520% (30-DAY AVERAGE SOFR +0.714%), 12/15/2037 (IDENTIFIED COST $10,075)	10,000
		INVESTMENT COMPANIES—15.4%
347,436		Bank Loan Core Fund	3,029,643
2,410,294		Emerging Markets Core Fund	21,331,108
3,448,061		Federated Hermes Government Obligations Fund, Premier Shares, 4.55%[2]	3,448,061
3,996,133		Mortgage Core Fund	33,407,671
4,941,665		Project and Trade Finance Core Fund	44,079,650
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $102,184,748)	105,296,133
		TOTAL INVESTMENT IN SECURITIES—99.6% (IDENTIFIED COST $683,297,426)	683,759,887
		OTHER ASSETS AND LIABILITIES - NET—0.4%[3]	2,888,363
		TOTAL NET ASSETS—100%	$686,648,250

At November 30, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 2-Year Long Futures	50	$10,305,469	March 2025	$31,378
United States Treasury Notes 5-Year Long Futures	325	$34,970,508	March 2025	$278,686
Short Futures:
United States Treasury Notes 10-Year Short Futures	75	$8,339,063	March 2025	$(104,988)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$205,076
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended November 30, 2024, were as follows:
Affiliates	Value as of 8/31/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 11/30/2024	Shares Held as of 11/30/2024	Dividend Income
Bank Loan Core Fund	$2,962,433	$60,215	$—	$6,995	$—	$3,029,643	347,436	$60,214
Emerging Markets Core Fund	$13,142,199	$7,865,176	$—	$323,733	$—	$21,331,108	2,410,294	$365,193
Federated Hermes Government Obligations Fund, Premier Shares*	$7,526,549	$36,505,281	$(40,583,769)	$—	$—	$3,448,061	3,448,061	$57,844
Mortgage Core Fund	$43,700,043	$410,902	$(10,000,000)	$(569,941)	$(133,333)	$33,407,671	3,996,133	$410,903
Project and Trade Finance Core Fund	$42,908,528	$780,927	$—	$390,195	$—	$44,079,650	4,941,665	$780,927
TOTAL OF AFFILIATED TRANSACTIONS	$110,239,752	$45,622,501	$(50,583,769)	$150,982	$(133,333)	$105,296,133	15,143,589	$1,675,081

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.

Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$325,392,569	$—	$325,392,569
Corporate Bonds	—	201,412,802	—	201,412,802
Asset-Backed Securities	—	44,113,553	—	44,113,553
Commercial Mortgage-Backed Securities	—	6,752,691	—	6,752,691
Mortgage-Backed Securities	—	782,139	—	782,139
Collateralized Mortgage Obligation	—	10,000	—	10,000
Investment Companies	61,216,483	—	—	61,216,483
Other Investments[1]	—	—	—	44,079,650
TOTAL SECURITIES	$61,216,483	$578,463,754	$—	$683,759,887
Other Financial Instruments:[2]
Assets	$310,064	$—	$—	$310,064
Liabilities	(104,988)	—	—	(104,988)
TOTAL OTHER FINANCIAL INSTRUMENTS	$205,076	$—	$—	$205,076

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $44,079,650 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the fair value hierarchy chart above. The price of shares redeemed of Project and
Trade Finance Core Fund (PTCORE), a portfolio of Federated Hermes Core Trust III, may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request. The investment objective of PTCORE is to provide total return. Copies of the PTCORE financial statements are available on the EDGAR database on the SEC’s website or upon request from the Fund.

2	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
MTN	—Medium Term Note
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate